Income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Statutory federal tax rate			21.00%		21.00%	34.00%	34.00%
State tax rate					26.50%	3.90%	3.40%
Effective tax rates	(4.60%)	13.20%	43.00%	15.80%	148.80%	45.60%	(18.80%)
Increase (decrease) in uncertain tax positions			$ 0	$ 0
Minimum
Income Tax Contingency [Line Items]
State tax rate			0.80%
Maximum
Income Tax Contingency [Line Items]
State tax rate			12.00%